Schedule of Investments (unaudited) January 31, 2021	BlackRock Natural Resources Trust (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Chemicals — 13.0%
Albemarle Corp.	5,733	$932,530
CF Industries Holdings, Inc.	179,356	7,421,751
FMC Corp.	39,987	4,330,192
Koninklijke DSM NV	16,067	2,808,723
Nutrien Ltd.	46,367	2,279,866

		17,773,062

Containers & Packaging — 6.6%
International Paper Co.	47,928	2,411,258
Packaging Corp. of America	26,403	3,550,147
Westrock Co.	73,550	3,047,177

		9,008,582

Electronic Equipment, Instruments & Components — 2.2%
Trimble, Inc.(a)	44,691	2,945,584

Food Products — 4.4%
Bunge Ltd.	65,577	4,291,359
Darling Ingredients, Inc.(a)	28,050	1,739,380

		6,030,739

Machinery — 2.6%
Deere & Co.	12,058	3,482,350

Metals & Mining — 33.4%
Anglo American PLC	187,914	6,181,138
BHP Group Ltd.	50,402	3,365,846
BHP Group PLC	215,042	5,893,295
First Quantum Minerals Ltd.	88,042	1,466,506
Fortescue Metals Group Ltd.	99,064	1,631,755
Freeport-McMoRan, Inc.(a)	134,925	3,630,832
Kinross Gold Corp.	287,911	2,010,593
Lundin Mining Corp.	267,862	2,387,978
MMC Norilsk Nickel PJSC, ADR	57,094	1,833,079
Neo Lithium Corp.(a)	730,381	1,462,190

Security	Shares	Value

Metals & Mining (continued)
Newcrest Mining Ltd.	39,287	$746,706
Newmont Corp.	59,862	3,567,775
Polyus PJSC, Registered Shares, GDR	14,573	1,373,509
Rio Tinto PLC	14,637	1,110,467
Stelco Holdings, Inc.(a)	92,825	1,495,363
Vale SA, ADR	459,873	7,426,949

		45,583,981

Oil, Gas & Consumable Fuels — 38.1%
Aker BP ASA	46,717	1,160,312
BP PLC	1,369,319	5,088,327
Canadian Natural Resources Ltd.	56,903	1,285,574
Chevron Corp.	82,792	7,053,878
CNOOC Ltd.	1,540,000	1,506,633
ConocoPhillips	66,963	2,680,529
Equinor ASA	134,782	2,415,453
Exxon Mobil Corp.	95,259	4,271,414
Galp Energia SGPS SA	21,801	218,820
Hess Corp.	17,736	957,389
Kosmos Energy Ltd.(a)	347,996	772,551
LUKOIL PJSC, ADR	32,699	2,314,256
Petroleo Brasileiro SA, ADR	287,881	2,893,204
Pioneer Natural Resources Co.	15,438	1,866,454
Royal Dutch Shell PLC, B Shares	317,828	5,539,261
Suncor Energy, Inc.	163,796	2,739,860
TOTAL SE	170,555	7,188,616
Valero Energy Corp.	36,436	2,056,084

		52,008,615

Total Investments — 100.3% (Cost: $118,657,763)		136,832,913

Liabilities in Excess of Other Assets — (0.3)%		(420,790)

Net Assets — 100.0%		$136,412,123

(a)	Non-income producing security.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 04/30/20	Purchases at Cost	Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/21	Shares Held at 01/31/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class(a)	$ 968,425	$—	$(968,425	)(b)	$—	$—	$—	—	$868		$—
SL Liquidity Series, LLC, Money Market Series(a)	5,956,439	—	(5,957,085	)(b)	2,412	(1,766)	—	—	10,549(c	)	—

					$2,412	$(1,766)	$—		$11,417		$—

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued) January 31, 2021	BlackRock Natural Resources Trust

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks
Chemicals	$14,964,339	$2,808,723	$—	$17,773,062
Containers & Packaging	9,008,582	—	—	9,008,582
Electronic Equipment, Instruments & Components	2,945,584	—	—	2,945,584
Food Products	6,030,739	—	—	6,030,739
Machinery	3,482,350	—	—	3,482,350
Metals & Mining	26,814,032	18,769,949	—	45,583,981
Oil, Gas & Consumable Fuels	26,576,937	25,431,678	—	52,008,615

	$89,822,563	$47,010,350	$—	$136,832,913

Portfolio Abbreviation

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

PJSC	Public Joint Stock Company

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